Accounts and Bills Receivable, Net - Schedule for Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Allowance for doubtful accounts:
Balance at beginning of fiscal year	$ 0	$ 0	$ 768
Additions	74,413	0
Amount written-off as uncollectible during the fiscal year	0	0	(768)
Balance at end of fiscal year	$ 74,413	$ 0	$ 0